Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

www.ropesgray.com

August 22, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:               Schroder Series Trust

File Nos. 033-65632 and 811-07840

Schroder Global Series Trust

File Nos. 333-105659 and 811-21364

Schroder Capital Funds (Delaware)

File Nos. 002-34215 and 811-01911

Ladies and Gentlemen:

On behalf of Schroder Series Trust, Schroder Global Series Trust and Schroder Capital Funds (Delaware) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on August 14, 2012 under Rule 497(e) (Accession No. 0001104659-12-057837) to the Investor Shares and Advisor Shares Prospectus dated March 1, 2012, as supplemented August 14, 2012.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (415) 315-2334.

Sincerely,

/s/ Alexandra Oprescu
Alexandra Oprescu